Net Income (loss) per Share - Antidilutive securities excluded (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Antidilutive Securities Excluded from Computation of Earnings Per Share
Total	7,642,505	8,715,759	8,570,147
Share options
Antidilutive Securities Excluded from Computation of Earnings Per Share
Total	7,399,661	7,816,863	7,936,403
Restricted shares
Antidilutive Securities Excluded from Computation of Earnings Per Share
Total	242,844	898,896	633,744